Intangible assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible assets
Gross carrying amount	¥ 126,282
Accumulated amortization	(11,245)	¥ 0	¥ 0
Net carrying amount	115,037	¥ 0
Expected amortization expense relating to the existing intangible assets
2019	18,847
2020	18,847
2021	18,118
2022	17,771
2023	16,986
Thereafter	¥ 24,468
Technology
Intangible assets
Weighted-average amortization period	8 years 6 months
Gross carrying amount	¥ 71,000
Accumulated amortization	(4,873)
Net carrying amount	¥ 66,127
Customer relationship
Intangible assets
Weighted-average amortization period	5 years 6 months
Gross carrying amount	¥ 22,900
Accumulated amortization	(2,429)
Net carrying amount	¥ 20,471
Non-compete agreement
Intangible assets
Weighted-average amortization period	5 years 6 months
Gross carrying amount	¥ 28,900
Accumulated amortization	(3,065)
Net carrying amount	¥ 25,835
Software
Intangible assets
Weighted-average amortization period	3 years
Gross carrying amount	¥ 3,482
Accumulated amortization	(878)
Net carrying amount	¥ 2,604